SHORT TERM INVESTMENTS (Tables)	12 Months Ended
Aug. 31, 2012
SHORT TERM INVESTMENTS [Abstract]
Schedule of Short Term Investments
	August 31
	2012		2011
	Annual interest rate	Amount	Annual interest rate	Amount
Dollars deposits	0.85%	$260,371	0.7-0.86%	$1,801,400
NIS deposits	1.93-1.97%	194,010		-
		$454,381		$1,801,400